Income Taxes - Components of Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Current
Domestic, Current	¥ 21,558	¥ 71,918	¥ 13,481
Foreign, Current	6,546	6,164	7,650
Subtotal, Current	28,104	78,082	21,131
Deferred
Domestic, Deferred	109,037	55,257	34,274
Foreign, Deferred	8,024	(1,300)	3,498
Subtotal, Deferred	117,061	53,957	37,772
Total, Income Tax Expense (Benefit)	¥ 145,165	¥ 132,039	¥ 58,903